Document and Entity Information	3 Months Ended
Nov. 30, 2020
Document And Entity Information
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Document Type	POS AM
Amendment Flag	true
Amendment Description	On February 2, 2018, the registrant filed a registration statement on Form S-1 (Registration No. 333-222809) (the “Combined Registration Statement”), which contained, pursuant to Rule 429 under the Securities Act of 1933, a combined prospectus relating to (i) the initial registration of an aggregate of 1,643,200 shares for resale and (ii) the registration for resale of an aggregate of 1,527,445 shares of the 4,317,500 shares that were previously registered pursuant to the Registrant’s Registration Statement (No. 333-212770) previously filed by the Registrant on Form S-1 on July 29, 2016 and declared effective by the Securities and Exchange Commission on August 18, 2016, as amended by Post-Effective Amendment No. 1 filed on November 28, 2016 and declared effective on November 30, 2016 and which related to the resale of up to 4,317,500 shares of common stock of the Registrant from time to time by the Selling Stockholders named therein (the “Prior Registration Statement”). An aggregate of 2,790,055 registered under the Prior Registration Statement were removed from registration at the request of the Selling Stockholders owning the same. This Amendment constitutes Post-effective Amendment No. 3 to the Combined Registration Statement, and Post-Effective Amendment No. 3 to the Prior Registration Statement. It also (i) removes from registration an additional 2,003,445 shares and (ii) updates the financial statements contained in the Registration Statement as well as certain of the narrative discussion contained therein.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV